OPERATING LEASES - Operating Lease Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease income	$ 16,843	$ 8,857	$ 11,476
Variable lease income	1,082	828	0
Total operating lease income	$ 17,925	$ 9,685	$ 11,476
Operating lease, lease income, statement of income or comprehensive income [Extensible Enumeration]	Total operating revenues	Total operating revenues